Share-Based Payments - Schedule of Potential Shares from Outstanding Warrants (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Potential Shares from Outstanding Warrants [Abstract]
Warrants ,Outstanding beginning	1,637,773	1,225,778
Number of warrants cancelled/forfeited during the year	(190,305)	(43,505)
Number of warrants granted during the year	1,538,000	455,500
Warrants ,Outstanding ending	2,985,468	1,637,773